Commitments and Contingencies (Details) $ in Thousands		1 Months Ended
	Jun. 30, 2022 USD ($) item	Mar. 31, 2019 item	Jul. 31, 2018 item
Commitments and Contingencies
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking	30 days
Future gross minimum lease payments receivable	$ 392,684
Wartsila Greece | GasLog LNG Services
Commitments and Contingencies
Number of vessels under maintenance agreement | item			9
Samsung Heavy Industries Co., Ltd | GasLog LNG Services
Commitments and Contingencies
Number of vessels under maintenance agreement | item		11
Period of services to be provided (in years)		6 years
Number of vessels with ballast water management system installed | item	7
Not later than one year
Commitments and Contingencies
Future gross minimum lease payments receivable	$ 210,210
Later than one year and not later than two years
Commitments and Contingencies
Future gross minimum lease payments receivable	85,578
Later than two years and not later than three years
Commitments and Contingencies
Future gross minimum lease payments receivable	51,707
Later than three years and not later than four years
Commitments and Contingencies
Future gross minimum lease payments receivable	$ 45,189